Guarantor And Non-Guarantor Financial Information (Tables)	12 Months Ended
Sep. 26, 2015
Guarantor And Non-Guarantor Financial Information [Abstract]
Condensed Supplemental Consolidated Financial Information

Condensed Supplemental Consolidated Statements of Operations

	Fiscal 2015
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$622	$3,807	$452	$—	$4,881
Cost of goods sold	—	526	3,128	358	—	4,012
Selling, general and administrative	—	64	244	49	—	357
Amortization of intangibles	—	8	75	8	—	91
Restructuring and impairment charges	—	—	13	—	—	13
Operating income	—	24	347	37	—	408
Debt extinguishment	—	94	—	—	—	94
Other expense (income), net	(3)	—	3	1	—	1
Interest expense, net	—	25	148	18	—	191
Equity in net income of subsidiaries	(119)	(210)	—	—	329	—
Income (loss) before income taxes	122	115	196	18	(329)	122
Income tax expense (benefit)	36	25	—	4	(29)	36
Consolidated net income (loss)	86	90	196	14	(300)	86
Net income (loss) attributable to non-controlling interests	—	—	—	—	—	—
Net income (loss) attributable to the Company	$86	$90	$196	$14	$(300)	$86
Currency translation	—	—	—	(45)	—	(45)
Interest rate hedges	—	(33)	—	—	—	(33)
Defined benefit pension and retiree benefit plans	—	(16)	—	—	—	(16)
Provision for income taxes related to other comprehensive income items	—	18	—	—	—	18
Comprehensive income (loss)	$86	$59	$196	$(31)	$(300)	$10

	Fiscal 2014
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$-	$638	$3,904	$416	$-	$4,958
Cost of goods sold	-	557	3,284	349	-	4,190
Selling, general and administrative	-	52	232	36	-	320
Amortization of intangibles	-	10	84	8	-	102
Restructuring and impairment charges	-	-	30	-	-	30
Operating income	-	19	274	23	-	316
Debt extinguishment	-	35	-	-	-	35
Other income, net	(3)	-	(4)	-	-	(7)
Interest expense, net	34	27	176	(97)	81	221
Equity in net income of subsidiaries	(98)	(218)	-	-	316	-
Income (loss) before income taxes	67	175	102	120	(397)	67
Income tax expense (benefit)	4	44	-	5	(49)	4
Consolidated net income (loss)	63	131	102	115	(348)	63
Net income(loss) attributable to non-controlling interests	1	-	-	-	-	1
Net income(loss) attributable to the Company	$62	$131	$102	$115	$(348)	$62
Currency translation	-	-	-	(16)	-	(16)
Interest rate hedges	-	(3)	-	-	-	(3)
Defined benefit pension and retiree benefit plans	-	(11)	-	-	-	(11)
Provision for income taxes related to other comprehensive income items	-	5	-	-	-	5
Comprehensive income (loss)	$62	$122	$102	$99	$(348)	$37

	Fiscal 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$-	$571	$3,706	$370	$-	$4,647
Cost of sales	-	506	3,021	308	-	3,835
Selling, general and administrative expenses	-	58	314	40	-	412
Restructuring and impairment charges, net	-	1	13	-	-	14
Operating income (loss)	-	6	358	22	-	386
Other income	-	56	1	-	-	57
Interest expense, net	47	24	201	(120)	92	244
Equity in net income of subsidiaries	(132)	(297)	-	-	429	-
Net income (loss) before income taxes	85	223	156	142	(521)	85
Income tax expense (benefit)	28	80	-	2	(82)	28
Net income (loss)	$57	$143	$156	$140	$(439)	$57
Currency translation	-	-	-	(5)	-	(5)
Interest rate hedges	-	20	-	-	-	20
Defined benefit pension and retiree benefit plans	-	34	-	-	-	34
Provision for income taxes related to other comprehensive income items	-	(20)	-	-	-	(20)
Comprehensive income (loss)	$57	$177	$156	$135	$(439)	$86

Condensed Supplemental Consolidated Balance Sheet
As of fiscal year end 2015

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$-	$163	$-	$65	$-	$228
Accounts receivable, net	-	23	337	74	-	434
Intercompany receivable	329	2,963	-	83	(3,375)	-
Inventories	-	49	425	48	-	522
Deferred income taxes	162	-	-	-	-	162
Prepaid expenses and other current	-	22	5	10	-	37
Total current assets	491	3,220	767	280	(3,375)	1,383
Property, plant and equipment, net	-	79	1,111	104	-	1,294
Intangible assets, net	-	97	2,151	101	-	2,349
Investment in subsidiaries	75	1,456	-	-	(1,531)	-
Other assets	-	-	1	1	-	2
Total assets	$566	$4,852	$4,030	$486	$(4,906)	$5,028
Liabilities and equity
Current liabilities:
Accounts payable	$-	$28	$245	$57	$-	$330
Accrued expenses and other current liabilities	57	140	121	20	-	338
Intercompany payable	-	-	3,375	-	(3,375)	-
Current portion of long-term debt	-	37	-	-	-	37
Total current liabilities	57	205	3,741	77	(3,375)	705
Long-term debt, less current portion	-	3,647	-	1	-	3,648
Deferred income taxes	387	-	-	-	-	387
Other long-term liabilities	175	122	39	5	-	341
Total long-term liabilities	562	3,769	39	6	-	4,376
Total liabilities	619	3,974	3,780	83	(3,375)	5,081

Redeemable non-controlling interests	12	-	-	-	-	12
Other equity (deficit)	(65)	878	250	403	(1,531)	(65)
Total equity (deficit)	(65)	878	250	403	(1,531)	(65)
Total liabilities and equity (deficit)	$566	$4,852	$4,030	$486	$(4,906)	$5,028

Condensed Supplemental Consolidated Balance Sheet
As of fiscal year end 2014

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$-	$70	$15	$44	$-	$129
Accounts receivable, net of allowance	-	35	377	79	-	491
Intercompany receivable	319	3,343	-	87	(3,749)	-
Inventories	-	51	496	57	-	604
Deferred income taxes	166	-	-	-	-	166
Prepaid expenses and other current	-	15	13	14	-	42
Total current assets	485	3,514	901	281	(3,749)	1,432
Property, plant and equipment, net	-	84	1,162	118	-	1,364
Intangible assets, net	-	104	2,226	125	-	2,455
Investment in subsidiaries	69	1,237	-	-	(1,306)	-
Other assets	-	-	1	-	-	1
Total assets	$554	$4,939	$4,290	$524	$(5,055)	$5,252
Liabilities and equity
Current liabilities:
Accounts payable	$-	$31	$303	$61	$-	$395
Accrued and other current liabilities	35	127	132	20	-	314
Intercompany payable	-	-	3,749	-	(3,749)	-
Long-term debt-current portion	-	54	-	4	-	58
Total current liabilities	35	212	4,184	85	(3,749)	767
Long-term debt, less current portion	-	3,842	-	2	-	3,844
Deferred tax liabilities	386	-	-	-	-	386
Other long-term liabilities	234	76	42	4	-	356
Total long-term liabilities	620	3,918	42	6	-	4,586
Total liabilities	655	4,130	4,226	91	(3,749)	5,353

Redeemable non-controlling interests	13	-	-	-	-	13
Other equity (deficit)	(114)	809	64	433	(1,306)	(114)
Total equity (deficit)	(114)	809	64	433	(1,306)	(114)
Total liabilities and equity (deficit)	$554	$4,939	$4,290	$524	$(5,055)	$5,252

Condensed Supplemental Consolidated Statements of Cash Flows

	Fiscal 2015
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$-	$60	$542	$34	$1	$637

Cash Flow from Investing Activities
Additions to property, plant, and equipment	-	(13)	(164)	(3)	-	(180)
Proceeds from sale of assets	-	-	18	-	-	18
Investment in Parent	-	-	-	-	-	-
(Contributions) distributions to/from subsidiaries	(18)	18	-	-	-	-
Intercompany advances (repayments)	-	368	-	-	(368)	-
Acquisition of business, net of cash acquired	-	-	(3)	-	-	(3)
Net cash from investing activities	(18)	373	(149)	(3)	(368)	(165)
Cash Flow from Financing Activities
Proceeds from long-term borrowings	-	693	-	-	-	693
Payment of tax receivable agreement	(39)	-	-	-	-	(39)
Proceed from issuance of common stock	18	-	-	-	-	18
Repayment of note receivable	-	-	-	-	-	-
Repayment of long-term borrowings	-	(947)	-	(4)	-	(951)
Changes in intercompany balances	39	-	(408)	2	367	-
Contribution from Parent	-	-	-	-	-	-
Debt financing costs	-	(86)	-	-	-	(86)
Net cash from financing activities	18	(340)	(408)	(2)	367	(365)
Effect of currency translation on cash	-	-	-	(8)	-	(8)
Net change in cash and cash equivalents	-	93	(15)	21	-	99
Cash and cash equivalents at beginning of period	-	70	15	44	-	129
Cash and cash equivalents at end of period	$-	$163	$-	$65	$-	$228

	Fiscal 2014
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$-	$27	$473	$30	$-	$530

Cash Flow from Investing Activities
Additions to property, plant, and equipment	-	(6)	(200)	(9)	-	(215)
Proceeds from sale of assets	-	-	19	-	-	19
Investment in Parent	-	-	-	-	-	-
(Contributions) distributions to/from subsidiaries	723	(2)	-	721	(1,442)	-
Intercompany advances (repayments)	-	20	-	-	(20)	-
Investment in Issuer debt securities	-	-	-	-	-	-
Acquisition of business, net of cash acquired	-	-	(136)	(90)	-	(226)
Net cash from investing activities	723	12	(317)	622	(1,462)	(422)
Cash Flow from Financing Activities
Proceeds from long-term borrowings	-	1,627	-	-	-	1,627
Proceeds from initial public offering	-	-	-	-	-	-
Payment of tax receivable agreement	(32)	-	-	-	-	(32)
Proceed from issuance of common stock	17	-	-	-	-	17
Repayment of note receivable	-	-	-	-	-	-
Repayment of long-term borrowings	(740)	(1,668)	-	-	721	(1,687)
Changes in intercompany balances	32	-	(141)	89	20	-
Contribution from Parent	-	-	-	(721)	721	-
Debt financing costs	-	(44)	-	-	-	(44)
Net cash from financing activities	(723)	(85)	(141)	(632)	1,462	(119)
Effect of currency translation on cash	-	-	-	(2)	-	(2)
Net change in cash and cash equivalents	-	(46)	15	18	-	(13)
Cash and cash equivalents at beginning of period	-	116	-	26	-	142
Cash and cash equivalents at end of period	$-	$70	$15	$44	$-	$129

	Fiscal 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$-	$11	$417	$36	$-	$464

Cash Flow from Investing Activities
Additions to property, plant, and equipment	-	(7)	(218)	(14)	-	(239)
Proceeds from disposal of assets	-	1	17	-	-	18
Investment in Parent	-	-	-	(21)	21	-
(Contributions) distributions to/from subsidiaries	(462)	441	-	-	21	-
Intercompany advances (repayments)	-	210	-	-	(210)	-
Investment in Issuer debt securities	-	-	-	-	-	-
Acquisition of business net of cash acquired	-	-	(24)	-	-	(24)
Net cash from investing activities	(462)	645	(225)	(35)	(168)	(245)

Cash Flow from Financing Activities
Proceeds from long-term debt	-	1,391	-	-	-	1,391
IPO proceeds	438	-	-	-	-	438
Payment of TRA	(5)	(5)	-	-	5	(5)
Proceed from issuance of common stock	27	-	-	-	-	27
Repayment of note receivable	2	2	-	-	(2)	2
Repayment of long-term debt	-	(1,955)	-	(2)	(21)	(1,978)
Changes in intercompany balances	-	-	(192)	(15)	207	-

Contribution from Parent	-	-	-	21	(21)	-
Deferred financing costs	-	(39)	-	-	-	(39)
Net cash from financing activities	462	(606)	(192)	4	168	(164)
Net change in cash and cash equivalents	-	50	-	5	-	55
Cash and cash equivalents at beginning of period	-	66	-	21	-	87
Cash and cash equivalents at end of period	$-	$116	$-	$26	$-	$142